Amended and Restated Condensed lnterim Consolidated Statements of Net Loss and Comprehensive Loss (Unaudited) (Parenthetical) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Amended And Restated Condensed Lnterim Consolidated Statements Of Net Loss And Comprehensive Loss Unaudited
Research And Development Costs Net	$ 3,828	$ 26,209